PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 574	$ 538	$ 538
Additions
Disposals
Ending balance	574	574	538
ACCUMULATED DEPLETION AND DEPRECIATION
Beginning balance	541	538	536
Depreciation for the year	9	3	2
Disposals
Ending balance	550	541	538
Carrying value of property and equipment	25	33	1
Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	418	418	418
Additions
Disposals
Ending balance	418	418	418
ACCUMULATED DEPLETION AND DEPRECIATION
Beginning balance	418	418	418
Depreciation for the year
Disposals
Ending balance	418	418	418
Carrying value of property and equipment
ifrs-full:ComputerEquipmentMember
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	43	31	31
Additions		12
Disposals
Ending balance	43	43	31
ACCUMULATED DEPLETION AND DEPRECIATION
Beginning balance	33	31	30
Depreciation for the year	4	2	1
Disposals
Ending balance	37	33	31
Carrying value of property and equipment	6	10	1
ifrs-full:OfficeEquipmentMember
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	113	89	89
Additions		24
Disposals
Ending balance	113	113	89
ACCUMULATED DEPLETION AND DEPRECIATION
Beginning balance	90	89	88
Depreciation for the year	5	1	1
Disposals
Ending balance	95	90	89
Carrying value of property and equipment	$ 19	$ 23